Note 7 - Investment in Affiliates (Details) - Investment in Affiliates In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Shanghai Teamhead Automobile Surveyors Co. Ltd [Member] CNY	Dec. 31, 2013 Shanghai Teamhead Automobile Surveyors Co. Ltd [Member] CNY	Dec. 31, 2013 Jiaxing [Member] CNY	Dec. 31, 2014 Sincere Fame International Limited [Member] CNY	Dec. 31, 2013 Sincere Fame International Limited [Member] CNY
Schedule of Equity Method Investments [Line Items]
Investment in affiliates	$ 35,410	219,703	189,241	498	473	192	219,205	188,576